                                                                                                            February 4, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, D.C.  20549

Re:       Dreyfus New York AMT-Free Municipal Bond Fund

            1933 Act File No.: 33-07497

            1940 Act File No.: 811-04765

            CIK No.: 0000797920

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-8216.

                                                                                                Very truly yours,

                                                                                                /s/ Isaac Tamakloe

                                                                                                Isaac Tamakloe

                                                                                                Paralegal

Enclosures